As filed with the Securities and Exchange Commission on 11/29/07

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6194

The Chaconia Income & Growth Fund, Inc.
(Exact name of registrant as specified in charter)

C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Foley & Lardner LLP, 777 E. Wisconsin Avenue, Milwaukee, WI 53202
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Chaconia Income & Growth Fund
Schedule of Investments
September 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 72.6%
	Aerospace & Defense - 5.0%
3,400	The Boeing Company	$356,966
5,700	General Dynamics Corporation	481,479
		838,445
	Capital Goods - 2.9%
11,600	General Electric Company	480,240
	Consumer Discretionary - 8.1%
7,900	Darden Restaurants, Inc.	330,694
4,200	Target Corporation	266,994
6,500	The TJX Companies, Inc.	188,955
8,200	The Walt Disney Company	281,998
9,000	Yum! Brands, Inc.	304,470
		1,373,111
	Data Processing - 1.3%
4,600	Automatic Data Processing, Inc.	211,278
	Financial Services - 16.1%
4,400	Bank of America Corporation	221,188
5,900	Citigroup, Inc.	275,353
3,098	Countrywide Financial Corporation	58,893
1,604	Discover Financial Services *	33,363
4,300	Fannie Mae	261,483
3,000	Freddie Mac	177,030
2,600	The Goldman Sachs Group, Inc.	563,524
7,500	J.P. Morgan Chase & Co.	343,650
3,400	Lehman Brothers Holdings, Inc.	209,882
5,100	Merrill Lynch & Co., Inc.	363,528
3,208	Morgan Stanley	202,104
		2,709,998
	Health Care - 9.7%
4,400	Beckman Coulter, Inc.	324,544
15,100	Boston Scientific Corp. *	210,645
7,800	Express Scripts, Inc. *	435,396
5,700	Pfizer Inc.	139,251
5,700	United Health Group, Incorporated	276,051
3,200	Wellpoint Inc. *	252,544
		1,638,431
	Insurance - 5.2%
4,500	AFLAC Incorporated	256,680
3,300	American International Group, Inc.	223,245
4,500	Loews Corporation	217,575
9,400	The Progressive Corporation	182,454
		879,954
	Integrated Oil & Gas - 7.8%
4,500	Apache Corporation	405,270
6,200	Devon Energy Corporation	515,840
5,000	Occidental Petroleum Corporation	320,400
2,900	Spectra Energy Corporation	70,992
		1,312,502
	Multi Utilities - 2.5%
10,300	Duke Energy Corporation	192,507
6,600	Southern Company	239,448
		431,955
	Semiconductors - 3.9%
17,500	Intel Corporation	$452,550
6,300	International Rectifier Corporation *	207,837
		660,387
	Software - 2.3%
4,600	Autodesk, Inc. *	229,862
5,200	Intuit, Inc. *	157,560
		387,422
	Technology - 4.3%
15,800	Corning Incorporated *	389,470
2,800	International Business Machines Corporation (IBM)	329,840
		719,310
	Telecommunications - 2.0%
7,900	American Tower Corporation - Class A *	343,966
	Transportation - 1.5%
2,300	Union Pacific Corporation	260,038
	TOTAL COMMON STOCKS (Cost $8,729,576)	12,247,037
	MUTUAL FUNDS - 3.6%
	Mutual Funds - 3.6%
237,123	Trinidad & Tobago Unit Trust Corporation First Unit Scheme(f) *(a)	611,612
	TOTAL MUTUAL FUNDS (Cost $429,530)	611,612
	ASSET BACKED SECURITIES - 2.5%
100,000	CPL Transition Funding LLC
	Series 2002-1, Class A5, 6.250%, 01/15/2017	104,557
72,889	Continental Airlines Inc. Pass Thru Certificates
	Series 2000-2, 7.707%, 04/02/2021	76,343
90,000	FedEx Corporation,
	1993-A, 8.760%, 05/22/2015	101,263
95,879	Union Pacific Corporation
	2003-1, 4.698%, 01/02/2024	91,147
41,004	West Pennsylvania Funding
	Series 1999-A, 6.980%, 12/25/2008	41,389
	TOTAL ASSET BACKED SECURITIES (Cost $423,081)	414,699
	CORPORATE BONDS - 1.2%
	The Burlington Northern and Santa Fe Railway Company,
104,773	5.943%, 01/15/2022	108,221
	Norfolk Southern Corp.
100,000	5.257%, 09/17/2014	96,307
	TOTAL CORPORATE BONDS (Cost $211,662)	204,528
	MORTGAGE BACKED SECURITIES - 3.6%
	Government National Mortgage Association (GNMA) Real Estate
	Mortgage Investment Conduit Pass-Thru Certificates
77,605	Series 2002-83, Class A, 3.313%, 04/16/2017	77,204
70,393	Series 2004-78, Class A, 3.590%, 11/16/2017	69,265
69,737	Series 2005-2, Class B, 4.116%, 03/16/2019	68,728
103,436	Series 2003-48, Class AB, 2.866%, 02/16/2020	101,590
8,267	Series 2001-12, Class B, 6.221%, 06/16/2021	8,302
27,949	Series 2003-43, Class A, 2.709%, 07/16/2021	27,556
74,186	Series 2004-25, Class AC, 3.377%, 01/16/2023	72,324
43,806	Series 2006-8, Class A, 3.942%, 08/16/2025	43,030
64,058	Series 2005-14, Class A, 4.130%, 02/16/2027	63,160
73,967	Series 2003-72, Class B, 4.356%, 02/16/2030	72,749
	TOTAL MORTGAGE BACKED SECURITIES (Cost $603,083)	603,908

	U.S. GOVERNMENT AGENCY ISSUES - 14.5%
	AID - ISRAEL
200,000	5.500%, 09/18/2023	211,036
200,000	5.500%, 12/04/2023	211,122
		$422,158
	Amethyst,
150,011	4.620%, 04/15/2016	150,217
	Federal National Mortgage Association (FNMA)
200,000	3.375%, 12/15/2008	197,450
200,000	4.625%, 10/15/2013	199,020
85,872	5.500%, 04/01/2036	84,226
88,871	6.000%, 05/01/2036	89,033
		569,729
	Federal Home Loan Mortgage Corporation (FHLMC)
200,000	3.625%, 09/15/2008	198,232
	Rowan Companies
113,000	5.880%, 03/15/2012	116,743
	Government National Mortgage Association (GNMA) Real Estate
	Mortgage Investment Conduit Pass-Thru Certificates
81,948	5.500%, 01/20/2035	80,603
86,771	5.000%, 11/20/2035	83,330
		163,933
	Small Business Administration (SBA)
	Participaiton Certificates:
100,151	Series 2004-10C, Class 1,
	4.230%, 05/01/2014	98,770
181,774	Series 2002-20H, Class 1,
	5.310%, 08/01/2022	183,188
76,530	Series 2003-20J, Class 1,
	4.920%, 10/01/2023	75,843
313,207	Series 2004-20E, Class 1,
	5.180%, 05/01/2024	313,983
159,550	Series 2003-20F, Class 1,
	5.520%, 06/01/2024	161,770
		833,554
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,446,739)	2,454,566
	SHORT TERM INVESTMENTS - 2.9%
	Money Market Funds - 2.9%
482,341	First American Treasury Obligations Fund - Class Y	482,341
	TOTAL SHORT TERM INVESTMENTS (Cost $482,341)	482,341
	TOTAL INVESTMENTS (Cost $13,326,012) - 100.9%	17,018,691
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(151,367)
	TOTAL NET ASSETS - 100.0%	$16,867,324

Percentages are stated as a percent of net assets.

*	Non Income Producing
(a)	Affiliate issuer.
(f)	Foreign security

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$13,326,012
Gross unrealized appreciation	4,041,362
Gross unrealized depreciation	(348,683)
Net unrealized appreciation	$3,692,679

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Chaconia Income & Growth Fund, Inc.

By (Signature and Title)   /s/ Gayle Daniel-Worrell
Gayle Daniel-Worrell, President

Date   11/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Gayle Daniel-Worrell
Gayle Daniel-Worrell, President

Date   11/28/07

By (Signature and Title)   /s/Eutrice Carrington
Eutrice Carrington, Treasurer

Date   11/28/07